Schedule of reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts (Details) (Parenthetical) ₨ in Thousands	12 Months Ended
Mar. 31, 2021 INR (₨)
Intangible Assets And Goodwill
Increase (decrease) in intangible assets and goodwill	₨ 59,457
Impairment loss	₨ 148,010